Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LEUTHOLD SELECT INDUSTRIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Select Industries Fund (LSLTX) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.79 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.79%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Expense Reimbursement” was restated to reflect the lower expense limitation instituted in August 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts). The Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold Weeden Capital Management (referred to as the Adviser) believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢
Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢
Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.

➢
High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gain s rates.

➢
Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Bar Chart [Heading]	rr_BarChartHeading	Leuthold Select Industries Fund Total Return (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 18.92% (quarter ended September 30, 2009) and the lowest total return for a quarter was -23.51% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.51%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
We use the Russell 2000 Index and Lipper Multi-Cap Core Funds Index because those indices compare the Fund’s performance with the returns of indices holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. .

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2014 )
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, Past Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.67%
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Average Annual Returns, Past Year	rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	15.55%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.77%
Lipper Multi-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Core Funds Index
Average Annual Returns, Past Year	rr_AverageAnnualReturnYear01	10.06%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	13.95%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.50%
No Load
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.09%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	896
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,972
Annual Return 2005	rr_AnnualReturn2005	24.81%
Annual Return 2006	rr_AnnualReturn2006	12.62%
Annual Return 2007	rr_AnnualReturn2007	20.74%
Annual Return 2008	rr_AnnualReturn2008	(34.67%)
Annual Return 2009	rr_AnnualReturn2009	18.62%
Annual Return 2010	rr_AnnualReturn2010	0.59%
Annual Return 2011	rr_AnnualReturn2011	(6.50%)
Annual Return 2012	rr_AnnualReturn2012	11.92%
Annual Return 2013	rr_AnnualReturn2013	41.93%
Annual Return 2014	rr_AnnualReturn2014	16.27%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, Past Year	rr_AverageAnnualReturnYear01	16.27%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	11.68%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	8.61%
No Load | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, Past Year	rr_AverageAnnualReturnYear01	16.27%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	11.64%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.91%
No Load | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, Past Year	rr_AverageAnnualReturnYear01	9.21%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	9.32%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.97%

[1]	"Expense Reimbursement" was restated to reflect the lower expense limitation instituted in August 2014. The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1. 50 % of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.